Eaton Vance
Municipal Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 142.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$6,500	$ 7,628,314
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	250	277,869
Texas Water Development Board, 5.00%, 10/15/58	2,000	2,068,016
		$ 9,974,199
Education — 3.8%
California State University, 5.25%, 11/1/56(1)	$9,000	$ 9,741,420
District of Columbia, (KIPP DC), 4.00%, 7/1/44	280	253,506
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	5,000	5,580,282
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/47	60	58,261
New York State Dormitory Authority, (New York University), 5.25%, 7/1/51(1)	5,000	5,300,500
		$ 20,933,969
Electric Utilities — 4.8%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$4,665	$ 3,509,143
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 2.55%, 10/1/42(2)	300	300,000
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/54(1)	10,000	10,429,200
San Antonio, TX, Electric and Gas Systems Revenue, 5.25%, 2/1/46(1)	10,000	10,641,700
South Carolina Public Service Authority, 5.50%, 12/1/54	1,075	1,147,751
		$ 26,027,794
General Obligations — 27.4%
Aledo Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	$9,000	$ 9,268,020
Alvin Independent School District, TX, (PSF Guaranteed):
5.25%, 2/15/50(1)	2,750	2,937,660
5.25%, 2/15/53(1)	2,750	2,928,833
Beaverton School District No. 48J, OR, 5.00%, 6/15/52(1)	10,000	10,361,400
Bend, OR, 5.00%, 6/1/50(1)	5,000	5,310,050
Canton Independent School District, TX, (PSF Guaranteed):
5.25%, 2/15/50(1)	2,650	2,837,037
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Canton Independent School District, TX, (PSF Guaranteed): (continued)
5.25%, 2/15/55(1)	$2,650	$ 2,814,115
Chicago Board of Education, IL, 5.00%, 12/1/30	4,000	4,085,272
Chicago, IL:
5.00%, 1/1/43	1,935	1,885,169
5.00%, 1/1/44	1,500	1,464,256
5.50%, 1/1/49	4,900	4,902,916
Houston, TX, 4.125%, 3/1/51	2,655	2,450,555
Illinois:
4.00%, 11/1/38	13,000	12,798,883
5.50%, 5/1/39	810	867,090
5.75%, 5/1/45	830	875,972
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/52(1)	10,000	10,334,100
Lockhart Independent School District, TX, (PSF Guaranteed), 5.25%, 8/1/55	5,000	5,318,238
Massachusetts:
5.00%, 4/1/55	5,000	5,199,803
5.00%, 4/1/55(1)	10,000	10,399,600
New Caney Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	10,000	10,379,100
New York, NY:
5.25%, 5/1/41(1)	7,100	7,652,451
5.25%, 5/1/42(1)	3,125	3,343,156
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/55	3,000	3,142,505
Philadelphia, PA, 5.25%, 8/1/45	1,000	1,089,930
Prosper Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(1)	10,000	10,580,800
San Angelo Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(1)	9,000	9,578,250
Van Alstyne Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(1)	6,700	7,130,475
		$ 149,935,636
Hospital — 13.1%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$ 794,052
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	7,500	7,622,784
Cleveland Health and Educational Facilities Board, TN, (Hamilton Health Care System, Inc.), 4.25%, 8/15/54	5,000	4,717,767
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	4,000	4,144,350
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	4,865	4,866,911

Eaton Vance
Municipal Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.25%, 4/1/55	$4,125	$ 3,864,470
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	5,000	4,600,380
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.25%, 7/1/54(1)	5,000	5,352,400
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,115	3,584,148
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/55	5,000	5,151,124
Rochester, MN, (Mayo Clinic), 4.375%, 11/15/53	3,500	3,476,547
South Carolina Jobs-Economic Development Authority, (McLeod Health):
4.25%, 11/1/54	1,920	1,793,800
5.25%, 11/1/54(1)	6,500	6,862,895
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.50%, 11/1/54	4,360	4,238,466
South Dakota Health and Educational Facilities Authority, (Avera Health), 4.25%, 7/1/49	3,000	2,914,928
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/51	3,000	3,072,690
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	5,150	4,776,092
		$ 71,833,804
Housing — 10.7%
FW Texas Street Public Facility Corp., TX, (River District), 5.00%, 5/1/38	$3,500	$ 3,713,403
Michigan Housing Development Authority, Social Bonds, SFMR, 4.95%, 12/1/50	2,000	2,004,754
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/48	8,835	8,708,265
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 4.80%, 2/1/53	5,000	4,986,570
Sustainable Development Bonds, 4.95%, 11/1/58	1,575	1,555,537
Sustainable Development Bonds, (FHLMC), 4.95%, 2/1/55	1,500	1,501,690
New York Mortgage Agency, Social Bonds, 4.55%, 10/1/49	5,000	4,928,579
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 7/1/46	4,960	4,945,445
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/49	6,095	6,026,500
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 5.00%, 10/1/50	2,640	2,665,780
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Pennsylvania Housing Finance Agency, SFMR: (continued)
Social Bonds, 5.15%, 10/1/45	$2,985	$ 3,039,534
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (GNMA), 4.65%, 10/1/53	3,850	3,810,210
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	887,438
South Carolina Housing Finance and Development Authority:
4.75%, 1/1/54	1,870	1,865,171
4.95%, 7/1/53	960	963,610
Texas Department of Housing and Community Affairs, (GNMA), 5.125%, 1/1/54	1,810	1,873,075
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.75%, 9/1/50	5,000	5,001,279
		$ 58,476,840
Industrial Development Revenue — 4.2%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.45%, 9/1/52	$4,800	$ 4,804,838
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	4,840	4,840,005
Mississippi Business Finance Corp., (Chevron USA, Inc.), 2.50%, 12/1/30(2)	600	600,000
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	12,585	12,764,453
		$ 23,009,296
Insured - Bond Bank — 0.0%†
Puerto Rico Municipal Finance Agency, (AG), 5.00%, 8/1/27	$195	$ 195,529
		$ 195,529
Insured - Education — 3.9%
Massachusetts College Building Authority, (AG), 5.50%, 5/1/39	$700	$ 841,331
Massachusetts Development Finance Agency, (Boston University), (AG), 6.00%, 5/15/59	1,105	1,212,745
Massachusetts Development Finance Agency, (College of the Holy Cross):
(AMBAC), 5.25%, 9/1/32	15,900	18,313,932
(AMBAC), 5.25%, 9/1/32(1)	750	863,857
		$ 21,231,865

Eaton Vance
Municipal Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 2.7%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$2,750	$ 2,589,492
(NPFG), 0.00%, 11/15/38	1,000	569,127
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,823,699
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	375	380,060
South Carolina Public Service Authority, (AG), 5.75%, 12/1/52	6,000	6,460,838
		$ 14,823,216
Insured - Escrowed/Prerefunded — 0.3%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$1,600	$ 1,584,493
		$ 1,584,493
Insured - General Obligations — 6.0%
Cincinnati City School District, OH, (AG), (FGIC), 5.25%, 12/1/30	$4,500	$ 5,065,848
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	849,427
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	2,000	2,277,402
Irvington Township, NJ, (AG), 0.00%, 7/15/26	4,165	4,089,632
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,123,864
Nassau County, NY, (AG), 5.00%, 4/1/43(1)	11,665	11,949,276
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,225,473
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,920,662
Trails at Crowfoot Metropolitan District No. 3, CO, (AG), 4.25%, 12/1/54	2,500	2,269,492
		$ 32,771,076
Insured - Hospital — 2.4%
California Statewide Communities Development Authority, (Enloe Medical Center), (AG), 5.375%, 8/15/57	$1,500	$ 1,542,610
Columbia County Hospital Authority, GA, (Wellstar Health System, Inc.), (AG), 5.00%, 4/1/53	5,000	5,125,073
West Virginia Hospital Finance Authority, (Vandalia Health), (AG), 5.50%, 9/1/48	5,000	5,351,501
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.75%, 11/1/49	750	812,105
		$ 12,831,289
Security	Principal Amount (000's omitted)	Value
Insured - Housing — 0.3%
Rhode Island Health and Educational Building Corp., (AG), 5.00%, 7/1/55	$1,500	$ 1,511,308
		$ 1,511,308
Insured - Lease Revenue/Certificates of Participation — 0.1%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$500	$ 537,885
		$ 537,885
Insured - Special Tax Revenue — 6.5%
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	$19,335	$ 12,753,090
Massachusetts, Dedicated Tax Revenue, (NPFG), Escrowed to Maturity, 5.50%, 1/1/29	750	814,196
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AG), 7.00%, 10/1/39	18,000	20,395,548
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AG), 0.00%, 7/1/26	420	413,284
(AG), 0.00%, 7/1/27	1,120	1,067,022
		$ 35,443,140
Insured - Transportation — 3.9%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/53	$6,000	$ 1,598,210
Colorado Bridge and Tunnel Enterprise, (AG), 5.25%, 12/1/54	2,500	2,644,637
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	12,665,145
New Jersey Turnpike Authority, (AG), (BHAC), 5.25%, 1/1/29	1,000	1,079,924
New York Transportation Development Corp., (John F. Kennedy International Airport Terminal 6 Redevelopment), Green Bonds, (AG), (AMT), 5.25%, 12/31/54	2,105	2,135,632
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	974,769
		$ 21,098,317
Insured - Water and Sewer — 2.2%
DeKalb County, GA, Water and Sewerage Revenue, (AG), 5.25%, 10/1/32(1)	$10,000	$ 10,170,600
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,862,741
		$ 12,033,341
Lease Revenue/Certificates of Participation — 2.0%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$3,750	$ 3,880,955

Eaton Vance
Municipal Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	$7,000	$ 7,149,805
		$ 11,030,760
Other Revenue — 4.1%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$6,400	$ 5,188,703
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 3/1/30 (Put Date), 7/1/53	5,000	5,278,719
5.00% to 12/1/30 (Put Date), 5/1/54	1,480	1,566,569
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	4,520	4,832,050
Southeast Energy Authority, AL, 5.00% to 6/1/35 (Put Date), 1/1/56	250	260,673
Tennessee Energy Acquisition Corp., 5.00% to 11/1/31 (Put Date), 5/1/52	5,060	5,408,296
		$ 22,535,010
Senior Living/Life Care — 2.1%
California Public Finance Authority, (Enso Village), Green Bonds, 5.00%, 11/15/46(3)	$605	$ 554,287
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	160	154,574
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	3,145	3,054,566
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(3)	310	298,208
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	4,000	4,102,893
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	3,500	3,190,912
		$ 11,355,440
Special Tax Revenue — 15.6%
District of Columbia, Income Tax Revenue, 5.25%, 6/1/50(1)	$10,000	$ 10,692,500
Hobe-St. Lucie Conservancy District, FL, 5.875%, 5/1/55	1,050	1,072,417
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/55(1)	10,000	10,672,500
Michigan, (Rebuilding Michigan Program), 5.50%, 11/15/49(1)	10,000	10,814,100
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 2/1/47	5,000	5,143,894
5.50%, 11/1/45(1)	5,000	5,370,700
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	$13,000	$ 12,999,350
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	2,770	2,550,859
4.00%, 3/15/47	3,500	3,225,351
5.50%, 3/15/53(1)	4,000	4,322,240
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,000	5,786,322
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	2,310	2,158,013
Washington Metropolitan Area Transit Authority, D.C., Sustainability Bonds, 5.25%, 7/15/59(1)	10,000	10,456,700
		$ 85,264,946
Transportation — 18.9%
Atlanta, GA, Airport Revenue, Green Bonds, (AMT), 5.50%, 7/1/55	$2,265	$ 2,397,760
Charlotte, NC, 5.00%, 7/1/50(1)	5,400	5,681,286
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	3,920	3,972,805
Florida Department of Transportation, Turnpike System Revenue, 5.00%, 7/1/52(1)	16,000	16,664,320
Houston, TX, Airport System Revenue, (AMT), 5.50%, 7/1/55	2,500	2,630,892
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	2,290	2,345,967
Green Bonds, (AMT), 5.00%, 5/15/47	550	562,259
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.75%, 9/1/64	2,125	2,191,045
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(1)	10,000	10,358,500
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	1,770	1,851,623
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/50	1,000	1,025,114
New Jersey Turnpike Authority, 5.25%, 1/1/50	4,000	4,302,336
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 6.00%, 6/30/54	960	992,745
Green Bonds, (AMT), 6.00%, 6/30/55	5,000	5,283,502
North Texas Tollway Authority:
5.00%, 1/1/48	6,755	6,799,484
Prerefunded to 1/1/27, 5.00%, 1/1/48	745	762,197
Oklahoma Turnpike Authority, 5.50%, 1/1/53	5,000	5,315,129
Pennsylvania Turnpike Commission:
5.00%, 12/1/53	3,000	3,126,018

Eaton Vance
Municipal Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Pennsylvania Turnpike Commission: (continued)
5.25%, 12/1/52	$2,600	$ 2,734,241
Port Authority of New York and New Jersey, 5.00%, 1/15/55(1)	5,000	5,226,600
Public Finance Authority, WI, (Georgia SR 400 Express Lanes), (AMT), 5.75%, 6/30/60	5,970	6,165,319
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.50%, 5/1/55(1)	10,000	10,592,600
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,490	2,432,582
		$ 103,414,324
Water and Sewer — 5.8%
Denver City and County Board of Water Commissioners, CO, 5.00%, 9/15/55(1)	$10,000	$ 10,568,700
King County, WA, Sewer Improvement and Refunding Revenue, (SPA: U.S. Bank, N.A.), 2.50%, 1/1/65(2)	1,400	1,400,000
Metropolitan Government of Nashville and Davidson County, TN, Water and Sewer Revenue:
5.00%, 7/1/50	1,500	1,568,068
5.25%, 7/1/55	4,500	4,802,651
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(1)	3,000	3,147,360
North Texas Municipal Water District, 5.00%, 9/1/51(1)	10,000	10,397,000
		$ 31,883,779
Total Tax-Exempt Municipal Obligations (identified cost $759,184,331)		$ 779,737,256

Taxable Municipal Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$230	$ 233,859
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	120	121,917
Total Taxable Municipal Obligations (identified cost $350,000)		$ 355,776
Total Investments — 142.7% (identified cost $759,534,331)		$ 780,093,032
Other Assets, Less Liabilities — (42.7)%		$(233,342,834)
Net Assets — 100.0%		$ 546,750,198
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $852,495 or 0.2% of the Fund's net assets.
At December 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
Texas	18.1%
New York	14.7%
Others, representing less than 10% individually	67.2%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2025, 19.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 12.7% of total investments.

Eaton Vance
Municipal Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	– Berkshire Hathaway Assurance Corp.
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.

FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
XLCA	– XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at December 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$779,737,256	$ —	$779,737,256
Taxable Municipal Obligations	—	355,776	—	355,776
Total Investments	$ —	$780,093,032	$ —	$780,093,032
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.